Financial instruments - Fair values and risk management - Additional information (Details) € in Millions			12 Months Ended
	Aug. 22, 2022 contract	Dec. 30, 2019 vessel	Dec. 31, 2024 USD ($) interestRateSwap vessel contract	Dec. 31, 2024 EUR (€) vessel contract	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 23, 2024 interestRateSwap	Dec. 29, 2023 interestRateSwap	Dec. 28, 2023 interestRateSwap	Jun. 21, 2022	Jun. 07, 2022	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents			$ 38,869,000		$ 429,370,000	$ 179,929,000						$ 152,528,000
Proportion of ownership interest in subsidiary			100.00%	100.00%
Percent of floating interest rates hedged			6.00%	6.00%	17.00%
Notional amount			$ 111,545,000		$ 93,607,000
Amount reclassified from hedging reserve			$ 0		24,700,000
Number of interest rate swaps | interestRateSwap			4				4	4	12
Sale and leaseback agreement
Disclosure of detailed information about financial instruments [line items]
Number of bareboat-in vessels | vessel		3	3	3
Bareboat leaseback contract duration		54 months
$150.0 million Sustainability-linked Senior Secured Credit Facility
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions			$ 150,000,000
$41.8 million Senior Secured Credit Facility
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions			$ 41,800,000
€151.2 million Senior Secured Credit Facility
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions | €				€ 151.2
€154.7 million Sustainability-linked Senior Secured Credit Facility
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions | €				154.7
€77.9 million Senior Secured Credit Facility
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions | €				77.9
€1.6 million Senior Secured Credit Facility – TSM Windcat 54 (BRED)
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions | €				1.6
€1.6 million Senior Secured Credit Facility – TSM Windcat 54 (CIC)
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions | €				1.6
€3.5 million Senior Secured Credit Facility – TSM Windcat 56
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions | €				3.5
€2.8 million Senior Secured Credit Facility – TSM Windcat 59 (BPI)
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions | €				2.8
€2.8 million Senior Secured Credit Facility – TSM Windcat 59 (CIC)
Disclosure of detailed information about financial instruments [line items]
Provision of guarantees or collateral by entity, related party transactions | €				€ 2.8
TI Asia Ltd and TI Africa Ltd
Disclosure of detailed information about financial instruments [line items]
Percentage of voting equity interests acquired										50.00%	50.00%
Fx Euro hedge
Disclosure of detailed information about financial instruments [line items]
Number of interest rate swaps entered into | contract	4		0	0
Short position, hedging percentage	20.00%
Notional amount					0
Interest rate swaps | SOFR
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount			$ 111,500,000
Credit risk
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents			38,900,000		429,400,000
Market risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, reasonably possible change in risk variable, amount			$ 1,000		1,000	$ 1,000
Interest rate risk | VARIABLE RATE INSTRUMENTS
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, reasonably possible change in risk variable, percent			0.50%	0.50%
Interest rate risk | Interest rate swaps | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount			$ 111,545,000		$ 93,607,000
Fx rate risk
Disclosure of detailed information about financial instruments [line items]
Concentration risk percentage			29.60%		18.60%	15.40%
Sensitivity analysis, reasonably possible change in risk variable, percent			10.00%	10.00%
Fx rate risk | Fx Euro hedge | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount					$ 0
Two customers | Marine
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue			8.00%	8.00%
Customer one | Customer concentration risk | Trade and other receivables | Credit risk
Disclosure of detailed information about financial instruments [line items]
Concentration risk percentage			0.30%		4.23%
TI Pool | Customer concentration risk | Trade and other receivables | Credit risk
Disclosure of detailed information about financial instruments [line items]
Concentration risk percentage			23.98%		55.14%